Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13.  Commitments and Contingencies

Leases

The Company leases facilities and certain equipment under agreements accounted for as operating leases. The leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company leases approximately 4,000 square feet located in Tarrytown, NY that expires on March 31, 2014. The Company did not renew this lease. The Company also leases approximately 1,100 square feet located in Herzliya, Israel that expires in December 2016. Rent expense approximated $0.1 million for each of the years ended December 31, 2013 and 2012. Future minimum rental payments under non-cancelable operating leases is approximately $0.1 million for each of the years ended December 31, 2014, 2015 and 2016.

Employment agreements

The Company is committed under various employment agreements with senior management. The agreements provide for, among other things, salary, bonus, severance payment, and certain other payments, each as defined in the respective agreements.

Consulting Contracts

The Company is a party to a number of research, consulting, and license agreements, which require the Company to make payments to the other party upon the other party attaining certain milestones as defined in the agreements. The Company may be required to make future milestone payments as of December 31, 2013, totaling approximately $0.9 million under these agreements, payable from 2014 through 2016. The Company is obligated to make future royalty payments to iCo, Mablife, Yissum, Dalhousie and Shire.

Litigation

In connection with the Merger, the Company became the defendant in litigation involving a dispute between the plaintiffs Kenton L. Cowley and John A. Flores, and defendant EpiCept Corporation. The complaint alleges breach of contract, breach of covenant of good faith and fair dealing, fraud and rescission of contract with respect to the development of a patent for a topical ointment containing ketamine and butamben, known as EpiCept NP-2.  A summary judgment in the Company’s favor was granted in January 2012.   Plaintiffs filed an appeal to the United States Court of Appeals for the Ninth Circuit in February 2012, and a ruling in November 2013 remanded certain findings to the district judge for trial by jury.  The Company believes this complaint is entirely without merit and that incurrence of a liability is unlikely.